Annual Total Returns[BarChart] - PROFUND VP SHORT NASDAQ-100 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.48%)	(18.79%)	(29.40%)	(19.38%)	(13.04%)	(10.06%)	(25.25%)	(2.89%)	(28.05%)	(42.77%)